Accounts payable	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
ACCOUNTS PAYABLE [Text Block]
NOTE 11: ACCOUNTS PAYABLE
     Accounts payable as of December 31, 2011 and 2010 consist of the following:

	December 31,	December 31,
	2011	2010
Creditors	$51	$747
Brokers	614	150
Professional and legal fees	356	2,557

Total accounts payable	$1,021	$3,454